SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2018
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Summary of retroactive adoption of IFRS 15

Consolidated statements of income and comprehensive income

Increase (decrease)	2017	2016

Revenues	$22,487	$52,540
Purchase of goods and services	(12,405)	(13,193)
Deferred income tax expense	9,246	17,419
Net income and comprehensive income attributable to shareholders	$25,646	$48,314

Consolidated balance sheets

Increase (decrease)	December 31, 2017	December 31, 2016

Other assets
Contract assets¹	$183,611	$155,790
Contract costs²	92,528	85,457
Deferred income tax liability	73,176	63,930
Retained earnings	202,963	177,317

[1]	The current portion of contract assets is $132.8 million as of December 31, 2017 and $106.6 million as of December 31, 2016.
[2]	The current portion of contract costs is $55.9 million as of December 31, 2017 and $49.4 million as of December 31, 2016, and is presented under “Other current assets”.

Schedule of fixed assets useful lives

Assets	Estimated useful lives
Buildings and their components	12 to 40	years
Furniture and equipment	3 to 7	years
Receiving, distribution and telecommunication networks	3 to 20	years
Customer equipment	3 to 5	years

Schedule of useful lives of intangible assets using the straight-line method

Assets	Estimated useful lives
Software, licences and other intangible assets	3 to 7	years
Customer relationships and other	5 to 8	years

Summary of retroactive adoption of IFRS 16

Consolidated statements of income and comprehensive income

Increase (decrease)	2018	2017

Purchase of goods and services	$(42,071)	$(38,573)
Depreciation and amortization	32,389	30,292
Financial expenses	7,206	8,359
Deferred income tax expense	656	(21)
Net income and comprehensive income attributable to shareholders	$1,820	$(57)

Consolidated balance sheets

	December 31,	December 31,
Increase (decrease)	2018	2017

Right-of-use assets	$101,660	$120,072
Lease liabilities[1]	122,557	143,444
Other liabilities	3	4
Deferred income tax liability	(5,497)	(6,153)
Retained earnings (deficit)	(15,403)	(17,223)

[1] The current portion of lease liabilities is $33.5 million as of December 31, 2018 and $34.9 million as of December 31, 2017.